CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net loss	$ (17,994,888)	$ (186,505,119)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	46,363	107,095
Amortization of intangible assets		358,266
Amortization of debt discount	4,197,550	6,821,453
Change in fair value of derivative liability	1,533,610	(7,290,867)
Financing cost	1,343,847	4,356,699
Shares issued for services		235,900
Shares issued for penalty		975,065
Convertible note issued for penalty	242,712
Warrant issued for services		766,804
Fair value of warrants issued in accordance with anit-dilution		120,476,603
Impairment of assets	5,600,000	48,631,534
Unrealized (gain) loss on market equity security	671,000	6,525,317
Realized gain on disposal of market equity security	424,830	90,683
Loss on exchange of assets	1,430,000
Equity income in investment		(631,534)
Gain on disposition of discontinued operations	(1,001,711)	(1,381,803)
Convertible note receivable exchanged for services	200,000	1,000,000
Gain on settlement of debt		(1,375,556)
Changes in operating assets and liabilities:
Accounts receivable	1,674	(616,084)
Cash held in trust	172,638
Prepaid expenses		16,000
Accounts payable and accrued expenses	2,137,949	1,720,799
Unearned revenue		(257,848)
Accrued settlement		55,613
Due to Guardian, LLC		(702,483)
Net cash used in operating activities	(994,426)	(6,623,463)
Cash Flows From Investing Activities:
Purchase of property and equipment	(4,200)	(17,471)
Cash paid for investment		(1,200,000)
Cash of discontinued operations	(227,571)	(270,947)
Cash from the sale of marketable equity security		336,000
Net cash used in investing activities	(231,771)	(1,152,418)
Cash Flows From Financing Activities:
Issuance of convertible notes	820,958	3,000,000
Issuance of notes payable	458,639	3,071,261
Payments on notes payable		(99,256)
Net cash provided by financing activities	1,279,597	5,972,005
Net increase (decrease) in cash	53,400	(1,803,876)
Cash, beginning of period	59,634	1,863,510
Cash, end of period	113,034	59,634
Cash paid for interest		744
Cash paid for income taxes
Supplemental non-cash investing and financing activities
Debt discount	4,511,883	3,636,000
Transfer of derivative liability to equity	1,899,557	2,264,578
Convertible notes issued for notes payable and accrued interest	3,738,171
Common stock issued for convertible notes and accrued interest	$ 1,311,079